Prepayments, Other Receivables and Other Assets, Net (Details) - Schedule of Movements in Allowance for ECLs - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements in Allowance for ECLs [Abstract]
At the beginning of the year	¥ 20		[1]
Impairment losses, net	2,958	20
Amount written off as uncollectible
At the end of the year	¥ 2,978	¥ 20

[1]	Less than RMB1,000